OTHER LONG-TERM LIABILITIES - Schedule of other long-term liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure Of Other Non-Current Liabilities [Line Items]
Asset retirement obligations	$ 3,886		$ 4,327	$ 3,243	$ 2,950
Share-based compensation	124		414	$ 426	$ 128
Risk management (note 19)	17		103
Other	80		96
Other liabilities	4,225		5,409
Less: current portion	335		1,012
Other long-term liabilities	3,890		4,397
Deferred purchase consideration payable	118		469
Annual installment amount	$ 25
Installment period	5 years
AOSP
Disclosure Of Other Non-Current Liabilities [Line Items]
Deferred purchase consideration payable	$ 118	$ 375	$ 469